Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (3,713,393)	$ 64,282	$ 806,626
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Bad debt allowance	3,785,151
Depreciation and amortization	41,357	39,322	35,874
Deferred tax	(608,759)	(5,280)	(5,280)
Stock-based compensation	35,413	25,614
Amortization of operating lease right-of-use asset	172,977
Change in current assets and liabilities:
Accounts receivable	(2,943,803)	(2,722,188)	(739,106)
Inventory	267,889	448,187	(410,534)
Amount due to a director			(12,870)
Operating lease liabilities	(190,395)
Other current assets	(84,845)	(575,750)	32,534
Accounts payable	1,113,533	(37,372)	138,264
Income tax payable	(46,429)	(293,253)	288,892
Advance from customers	30,016	(274,550)	(1,118,521)
Accrued expenses and other payable	220,378	27,351	31,097
Net cash used in by operating activities	(1,920,910)	(3,303,637)	(953,024)
Cash flows from investing activities:
Purchases of property and equipment	(3,119)	(7,468)	(13,103)
Net cash used in investing activities	(3,119)	(7,468)	(13,103)
Cash flows provided by financing activities:
Proceeds from issuances of shares	72,610		2,236,000
Net cash provided by financing activities	72,610		2,236,000
Net (decrease) increase in cash	(1,851,419)	(3,311,105)	1,269,873
Cash, beginning balance	2,780,637	6,091,742	4,821,869
Cash, ending balance	929,218	2,780,637	6,091,742
Supplemental cash flows information:
Interest paid
Income tax paid	$ 56,595	$ 433,545	$ 28,986